DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Segment financial information as per geographical area (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Geographic information
Sales revenues	$ 5,046,460	$ 5,468,921	$ 6,030,998
Accounting balance	3,510,186	5,652,100	3,880,622
Services rendered in Argentina
Geographic information
CAPEX	606,075	1,184,893	950,094
Property Plant and Equipment, Intangible assets, Goodwill and Rights of use assets	11,821,805	12,421,907
Accounting balance	3,452,634	5,504,472
Other abroad segments
Geographic information
Sales revenues	266,915	81,877	36,650
CAPEX	88,340	98,469	105,305
Property Plant and Equipment, Intangible assets, Goodwill and Rights of use assets	485,656	693,033
Accounting balance	57,552	147,628
Argentina
Geographic information
Sales revenues	4,670,664	5,090,556	5,627,270
Foreign Countries
Geographic information
Sales revenues	$ 375,796	$ 378,365	$ 403,728